Putnam
Convertible
Opportunities
and Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

From time to time, it seems the world's economic and political events conspire to rattle the investment markets. So far in 1998, investors have responded to earnings disappointments, an inventory correction among small-cap issuers, slowing overseas economies, and a rash of political instability in places like Russia and Japan. Putnam Convertible Opportunities and Income Trust's recent performance reflects this unfavorable environment. Your fund returned -10.53% at net asset value and -13.12% at market price for the six months ended August 31, 1998. You can find additional performance information on pages 5 and 6.

In its pursuit of capital appreciation and current income, your fund invests primarily in the convertible bonds of small and midsize companies with strong prospects for earnings growth. These companies generally lagged their large-capitalization counterparts this year as investors weighed the potential impact of Asia's recession on U.S. earnings. Large companies were perceived to be less vulnerable to earnings disappointments, since multinationals can often shift production and sales from one region of the world to another.

Within the small-cap group, some sectors fared better than others. For instance, companies supplying basic materials suffered as nervous investors sold off securities sensitive to an economic slowdown. Technology companies -- roughly a quarter of all convertible bond issuers -- were hurt by falling Asian currencies, which afford a price advantage to Asian competitors. They were also affected by lower semiconductor prices. Holdings that performed relatively well during this period included convertible bonds from the retail, home construction, financial, and communications sectors. Strong consumer spending helped lift the fortunes of companies such as Ann Taylor, thanks to an exceptional job market and lower prices for global commodities. The fund's performance was also helped by corporate bond holdings in the telecommunications, broadcasting, and cable television sectors.

Few alterations were made to the portfolio during the period. When opportunities arose, your fund's managers, Charles G. Pohl and Jeffrey J. Kobylarz, cautiously employed strategies aimed at improving portfolio quality and minimizing volatility. For example, they sought to dampen the portfolio's equity sensitivity by purchasing bonds with higher yields, particularly in the technology and energy sectors, in which falling prices had boosted some yields substantially. Where possible, they also traded lower-quality names for more conservatively managed companies such as Park Electrochemical and Kent Electronics, whose bonds were selling at discounts due to the recent volatility.

Market setbacks are never easy in the short run. However, small companies have proved their ability to bounce back over time. According to Ibbotson Associates, an investment consulting and education service, the stocks of small companies have demonstrated the strongest performance of any asset class since 1926, although with correspondingly higher swings in short-term performance.* Convertible bonds offer a less volatile way to participate in the long-term performance of small companies because the interest these bonds pay can help cushion performance during market downturns. This year provides an excellent example. Within the Merrill Lynch All Convertible Bond Index, the convertible bonds of companies with market capitalizations under $1 billion returned -9.78% for the eight months ended August 31, compared with -26.70% for the underlying common stocks.

*Source: Ibbotson Associates, Stocks, Bonds, Bills, and Inflation 1998
 Yearbook.

[GRAPHIC OMITTED: pie chart of PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Common stocks,
including warrants -- 1.6%

Preferred stocks -- 4.1%

Other -- 4.2%

Convertible securities -- 46.4%

Footnote reads:
*Based on total market value of assets as of 8/31/98. Holdings will vary over time.


[GRAPHIC OMITTED: TOP FIVE CONVERTBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS*

Berkshire Hathaway, Inc., 1% convertible, 2001
Insurance and finance

Pharmaceutical Marketing Services Inc., 6.25% 144A convertible, 2003 Pharmaceuticals and biotechnology

Home Depot, Inc., 3.25% convertible, 2001
Retail

Corporate Express, Inc. 4.5% 144A convertible, 2000
Business equipment and services

Staples, Inc., 4.5% 144A convertible, 2000
Business equipment and services

[GRAPHIC OMITTED: TOP FIVE HIGH-YIELD HOLDINGS]

TOP FIVE HIGH-YIELD HOLDINGS*

Advanta Corp., Series B 7.0%, 2001
Financial services

Transamerican Energy, stepped-coupon zeroes, 2002
Oil and gas

Midland Funding Corp., Series A 11.75%, 2005
Electric utilities

Adelphia Communications Corp., 9.5%, 2004
Cable television

NEXTEL Communications, Inc., stepped-coupon zeroes, 2007
Cellular communications

*These combined holdings represent 6.9% of the fund's net assets as of 8/31/98. Portfolio holdings will vary over time.


Given the severity of this summer's correction, we are optimistic that small-company convertibles and high-yield bonds are now poised for a rebound. Although Asia's problems are not yet behind us, the Federal Reserve Board has signaled its willingness to lower interest rates, setting the stage for an improvement in bond prices. Meanwhile, your fund's managers will continue to look for opportunities to improve the portfolio with holdings that reflect quality management and visible earnings growth at reasonable prices.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 21, 1998

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.


TOTAL RETURN FOR PERIODS ENDED 8/31/98


                                   Merrill Lynch  First Boston Consumer
                          Market  All-Convertible  High Yield   Price
                   NAV    price        Index      Bond Index    Index
----------------------------------------------------------------------
6 months        -10.53%  -13.12%     -10.36%        -4.48%      0.93%
----------------------------------------------------------------------
1 year           -4.40    -0.70       -3.35          1.46       1.62
----------------------------------------------------------------------
Life of fund
(since 6/29/95)  35.07    29.16       37.41         31.36       7.15
Annual average    9.95     8.41       10.54          8.98       2.20
----------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 8/31/98

----------------------------------------------------------------------
Distributions
----------------------------------------------------------------------
Number                                6
----------------------------------------------------------------------
Income                              $0.93
----------------------------------------------------------------------
Capital gains                          --
----------------------------------------------------------------------
 Total                              $0.93
----------------------------------------------------------------------
Share value                   NAV       Market price
----------------------------------------------------------------------
2/28/98                     $27.57        $27.312
----------------------------------------------------------------------
8/31/98                      23.78         22.875
----------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------
Current dividend rate1        7.82%          8.13%
----------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                                                    Market
                                       NAV          price
------------------------------------------------------------------------------
6 months                            -12.59%        -11.31%
------------------------------------------------------------------------------
1 year                               -7.91          -0.98
------------------------------------------------------------------------------
Life of fund (since 6/29/95)         35.16          30.79
Annual average                        9.68           8.58
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's(R) and Moody's. The average quality of bonds included in the index may be lower than the average quality of those bonds in which the fund customarily invests.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
August 31, 1998 (Unaudited)

CORPORATE BONDS AND NOTES  (43.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          $  90,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       95,400
             90,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                              93,600
             65,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                            65,000
            100,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                       102,000
                                                                                                            --------------
                                                                                                                   356,000

Aerospace and Defense  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  46,250
            120,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              113,400
             60,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                             58,200
             50,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       49,250
            100,000  Sequa Corp. med. term notes 10s, 2001                                                         105,655
             60,000  United Defense Industries Inc. company guaranty
                       8 3/4s, 2007                                                                                 58,800
                                                                                                            --------------
                                                                                                                   431,555

Agriculture  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            255,740  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   269,805

Airlines  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                  74,000
             75,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                       69,750
            130,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                     122,850
            160,000  Cathay International Ltd. 144A sr. notes 13s, 2008                                             80,000
             65,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             66,300
            180,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            166,500
                                                                                                            --------------
                                                                                                                   579,400

Apparel  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  149,100
             65,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                   66,300
                                                                                                            --------------
                                                                                                                   215,400

Automotive Parts  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            188,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         195,520
             35,000  Cambridge Industries, Inc. company guaranty Ser. B,
                       10 1/4s, 2007                                                                                32,550
             55,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                       9 1/8s, 2007                                                                                 55,550
            200,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       194,000
            250,000  Oxford Automotive, Inc. company guaranty 10 1/8s, 2007                                        248,750
            170,000  Talon Automotive Group 144A sr. sub. notes 9 5/8s, 2008                                       153,000
                                                                                                            --------------
                                                                                                                   879,370

Banks  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   56,000
            100,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        110,243
             95,000  Espirto Santo Centrais sr. notes 10s, 2007 (Brazil)                                            54,150
            200,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                                         218,500
             40,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049                                                       30,800
            100,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                        112,464
            150,000  Korea Developmental Bank bonds 7 1/8s, 2001                                                   121,791
             60,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                         69,624
            100,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                       83,000
             70,000  Provident Capital Trust company guaranty 8.6s, 2026                                            76,513
             40,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    44,560
             60,000  Sovereign Capital Trust company guaranty 9s, 2027                                              67,364
             50,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 54,615
                                                                                                            --------------
                                                                                                                 1,099,624

Basic Industrial Products  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Axia, Inc. 144A sr. sub. notes 10 3/4s, 2008                                                  113,400
             90,000  Insilco Holding Co. 144A sr. disc. notes stepped-coupon
                       zero % (14s, 8/15/03), 2008 (STP)                                                            42,300
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       29,100
                                                                                                            --------------
                                                                                                                   184,800

Broadcasting  (3.3%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Affinity Group Holdings sr. notes 11s, 2007                                                    72,750
             50,000  Australis Holdings Ltd. sr. disc. notes stepped-coupon
                       zero % (15s, 11/01/00), 2002 (In Default) (Australia) (STP) (NON)                             6,875
            500,000  Benedek Communications Corp. sr. disc. notes stepped-
                       coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                                375,000
             85,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                               84,150
            205,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        145,550
             75,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                       2004                                                                                         67,500
             79,370  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                                         87,307
            250,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                     202,500
            250,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/8s, 3/15/00), 2004 (STP)                                        212,500
            265,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             235,850
            240,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                       132,000
            160,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               148,000
             80,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                         76,400
            300,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     315,000
            250,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     280,000
            447,000  PHI Holdings, Inc. sr. disc. notes Ser. A 16s, 2001                                           336,815
            110,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      104,500
             50,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002
                       (Mexico)                                                                                     41,500
             35,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                        26,950
                                                                                                            --------------
                                                                                                                 2,951,147

Building and Construction  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                                47,000
             85,000  Atrium Companies, Inc. 144A sr. sub. notes 10 1/2s, 2006                                       80,325
             70,000  Beazer Homes USA company guaranty 8 7/8s, 2008                                                 65,450
             60,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                                           55,200
            180,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               118,800
             70,000  Presley Cos. sr. notes 12 1/2s, 2001                                                           62,650
             30,000  Republic Group Inc. 144A sr. sub. notes 9 1/2s, 2008                                           27,900
                                                                                                            --------------
                                                                                                                   457,325

Building Products  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                 80,750
            150,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B,
                       zero % (12 3/4s, 6/1/99), 2004 (STP)                                                        140,250
                                                                                                            --------------
                                                                                                                   221,000

Business Equipment and Services  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Corporate Express Holdings, Inc. 144A sr. sub. notes 9 5/8s,
                       2008                                                                                         81,000
            110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             106,150
             50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   48,000
             49,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                                52,430
            110,000  U.S. Office Products Co. 144A sr. sub notes 9 3/4s, 2008                                       92,400
                                                                                                            --------------
                                                                                                                   379,980

Cable Television  (1.6%)
--------------------------------------------------------------------------------------------------------------------------
             95,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                               73,150
            565,679  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                    557,194
            300,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      225,000
            295,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      215,350
            180,000  Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008                                 176,850
            170,000  RCN Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (9.8s, 2/15/03), 2008 (STP)                                                           90,950
            130,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                57,200
                                                                                                            --------------
                                                                                                                 1,395,694

Cellular Communications  (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           182,400
            505,000  Cencall Communications Corp. sr. disc. notes stepped-
                       coupon zero % (10 1/8s, 1/15/99), 2004 (STP)                                                505,000
            200,000  Interact Systems, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (14s, 8/1/99), 2003 (STP)                                                             24,000
            440,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 5/1/01), 2006 (STP)                                                                   325,600
            450,000  McCaw International Ltd sr. disc. notes stepped-
                       coupon zero % (13s, 4/15/02), 2007 (STP)                                                    243,000
            180,000  MetroNet Communications Corp. 144A sr. disc. notes
                       stepped-coupon zero % (9.95s, 6/15/03), 2008 (STP)                                           93,600
            305,000  Millicom International Cellular S.A. sr. disc. notes stepped-
                       coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                    213,500
            930,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (10.65s, 9/15/02), 2007 (STP)                                                 553,350
            320,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (9.95s, 2/15/03), 2008 (STP)                                                  180,800
            120,000  Price Communications Wireless Inc. 144A sr. notes 9 1/8s,
                       2006                                                                                        108,000
                                                                                                            --------------
                                                                                                                 2,429,250

Chemicals  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                  332,500
             60,000  Geo Specialty Chemicals 144A sr. sub. notes 10 1/8s, 2008                                      54,000
             90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.031s, 2007                                            85,500
             80,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          73,600
             30,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      27,300
            145,000  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         46,400
             75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        36,750
                                                                                                            --------------
                                                                                                                   656,050

Computer Services and Software  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               28,500
            210,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       140,700
            115,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      108,675
            235,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          264,375
                                                                                                            --------------
                                                                                                                   542,250

Consumer Durable Goods  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-
                       coupon zero % (12s, 6/1/02), 2009 (STP)                                                      12,000
            130,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 11/15/01), 2006 (STP)                                                    6,500
             45,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                         41,850
                                                                                                            --------------
                                                                                                                    60,350

Consumer Non Durables  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              23,000
            250,000  Packaged Ice, Inc. company guaranty Ser. B, 9 3/4s, 2005                                      247,500
             10,000  Samsonite Corp. 144A sr. sub. notes 10 3/4s, 2008                                               7,200
             55,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     52,250
                                                                                                            --------------
                                                                                                                   329,950

Consumer Services  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            346,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                        377,140

Cosmetics  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                            48,750
             30,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s,
                       2007                                                                                         29,400
             35,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        36,750
            480,000  Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001                                   348,000
                                                                                                            --------------
                                                                                                                   462,900

Electric Utilities  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                                          45,000
            500,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                              608,075
            120,361  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          127,386
             80,000  Northeast Utilities System notes Ser. B, 8.38s, 2005                                           82,204
            100,000  York Power Funding 144A notes 12s, 2007                                                        99,000
                                                                                                            --------------
                                                                                                                   961,665

Electronics and Electrical Equipment  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                                37,100
             56,279  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                               55,716
             59,714  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                          59,117
            125,000  Details Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero %, (12 1/2s, 11/15/02), 2007 (STP)                                                      68,750
            100,000  Dobson Communications Corp. 11 3/4s, 2007                                                     102,000
             80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              71,200
             90,248  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008                                                                                103,334
            375,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                    322,500
             80,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                                 73,600
             50,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            50,000
             50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                    52,000
             70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         70,350
             50,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                         38,500
             25,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   23,750
            160,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                              80,000
                                                                                                            --------------
                                                                                                                 1,207,917

Energy-Related  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          101,000
             70,000  Gothic Production Corp. company guaranty Ser. B,
                       11 1/8s, 2005                                                                                56,000
             70,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                      71,511
             60,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                      61,422
            290,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                                        203,000
             60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        55,200
                                                                                                            --------------
                                                                                                                   548,133

Entertainment  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                            94,000
             75,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 70,500
            100,000  Silver Cinemas Intl.144A sr. sub. notes 10 1/2s, 2005                                          93,000
            200,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            202,000
             80,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                        74,400
                                                                                                            --------------
                                                                                                                   533,900

Environmental Control  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Allied Waste Industries, Inc. company guaranty 10 1/4s,
                       2006                                                                                         96,863
            170,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                       zero % (11.3s, 6/1/02), 2007 (STP)                                                          123,250
             45,000  ATC Group Services Inc. company guaranty 12s, 2008                                             36,450
                                                                                                            --------------
                                                                                                                   256,563

Financial Services  (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                   56,400
            750,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                714,390
            100,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         108,891
            105,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   105,757
             50,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                       (Mexico)                                                                                     36,000
             45,000  Dollar Financial Group, Inc. sr. notes Ser. A, 10 7/8s, 2006                                   46,350
            400,000  DTI Holdings Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 3/1/03), 2008 (STP)                                                        164,000
             75,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                72,000
             45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                        43,650
             40,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                                            38,000
             25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           25,750
             80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     86,400
             50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      54,000
            150,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007                                                                                67,500
            110,000  Purina Mills, Inc. sr. sub. notes 9s, 2010                                                    110,000
                                                                                                            --------------
                                                                                                                 1,729,088

Food and Beverages  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                              88,000
             25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         25,750
            110,000  Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                                   113,300
             30,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                       30,000
            200,000  Doane Products Co. sr. notes 10 5/8s, 2006                                                    226,000
             25,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                       23,750
            115,000  Fleming Companies, Inc. company guaranty Ser. B,
                       10 1/2s, 2004                                                                               115,000
             30,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                        15,900
            150,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            139,500
             50,000  Southern Foods Group sr. sub. notes 9 7/8s, 2007                                               50,750
             20,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                            20,100
                                                                                                            --------------
                                                                                                                   848,050

Health Care  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             65,000  Conmed Corp. company guaranty 9s, 2008                                                         55,250
            135,000  Fresenius Medical Capital Trust II company guaranty
                       7 7/8s, 2008 (Germany)                                                                      121,500
            125,000  Fresenius Medical Care AG pfd. Ser. D, 9s, 2006 (Germany)                                     128,125
            120,000  Global Health Sciences 144A sr. notes 11s, 2008                                               104,400
            100,000  Hudson Respiratory Care, Inc. 144A sr. sub. notes 9 1/8s,
                       2008                                                                                         90,000
             90,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                                 84,150
            140,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                                128,800
            150,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                       coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007                                               88,500
            185,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      145,623
            255,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  234,600
             50,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                 36,500
             80,000  PharMerica, Inc. company guaranty 8 3/8s, 2008                                                 70,400
                                                                                                            --------------
                                                                                                                 1,287,848

Industrial  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          153,750
            310,000  Grove Holdings LLC 144A deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                               136,400
                                                                                                            --------------
                                                                                                                   290,150

Lodging  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Epic Resorts LLP 144A sr. notes 13s, 2005                                                      65,800
            210,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    198,450
            100,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                             96,000
             80,000  Raintree Resorts International, Inc. sr. notes Ser. B, 13s, 2004                               70,400
                                                                                                            --------------
                                                                                                                   430,650

Media  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,044  Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (NON) (STP) (PIK)                               36
            130,000  Viacom International, Inc. sub. deb. 8s, 2006                                                 130,000
                                                                                                            --------------
                                                                                                                   130,036

Medical Supplies and Devices  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s,
                       2006                                                                                        118,750
            100,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                                       107,000
             20,000  Imagyn Medical Technologies, Inc. company guaranty
                       12 1/2s, 2004                                                                                 5,600
             25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                             25,750
            120,000  Mediq, Inc. 144A sr. sub. notes 11s, 2008                                                     114,000
            150,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                       11 3/4s, 2000                                                                               139,875
                                                                                                            --------------
                                                                                                                   510,975

Metals and Mining  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                       2004 (Argentina)                                                                             21,900
             80,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          54,400
             80,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           74,400
             70,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                                            57,400
             50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                                    54,250
             70,000  WHX Corp. sr. notes 10 1/2s, 2005                                                              62,300
                                                                                                            --------------
                                                                                                                   324,650

Motion Picture Distribution  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                117,600
             35,000  Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 19,250
                                                                                                            --------------
                                                                                                                   136,850

Nursing Homes  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            145,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                137,750

Oil and Gas  (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Abraxas Petroleum Corp. 144A 11 1/2s, 2004                                                     88,000
            160,000  American Eco. Corp. 144A company guaranty 9 5/8s, 2008                                        140,800
             10,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                     8,500
            150,000  Chesapeake Energy Corp. 144A sr. notes 9 5/8s, 2005                                           124,500
             70,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                  63,000
             80,000  Dailey Petroleum Services Corp. company guaranty
                       9 1/2s, 2008                                                                                 62,800
             70,000  Eagle Geophysical, Inc. 144A sr. notes 10 3/4s, 2008                                           63,700
             25,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                               23,250
             20,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                          9,600
            270,000  Michael Petroleum Corp. 144A sr. notes 11 1/2s, 2005                                          237,600
             80,000  Northern Offshore 144A company guaranty 10s, 2005                                              68,400
             45,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                            35,550
             55,000  Seven Seas Petroleum 144A sub. notes 12 1/2s, 2005                                             46,200
             60,000  Southwest Royalties, Inc. company guaranty 10 1/2s, 2004                                       39,900
             30,000  Tokai Corp. 144A FRB Ser. A, 9.98s, 2049                                                       18,000
          1,405,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                                   702,500
            186,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                     186,000
                                                                                                            --------------
                                                                                                                 1,918,300

Packaging and Containers  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                               47,000
             60,000  Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004                                                 60,000
             40,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       39,600
                                                                                                            --------------
                                                                                                                   146,600

Paging  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s,
                       2007                                                                                         64,800
             50,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           48,875
             40,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                       zero % (15s, 2/1/00), 2005 (STP)                                                             36,000
             55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      24,750
                                                                                                            --------------
                                                                                                                   174,425

Paper and Forest Products  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                      162,500
             10,000  APP International Finance Co. company guaranty 11 3/4s,
                       2005 (Netherlands)                                                                            5,300
             80,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                         76,000
            200,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                             93,000
            170,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004
                       (Indonesia)                                                                                  76,500
            150,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          130,500
             45,000  Repap New Brunswick 144A sr. notes 9s, 2004 (Canada)                                           40,950
            160,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                  140,800
            160,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                  144,000
            100,000  Stone Container Corp. sr. notes 12.58s, 2016                                                  110,000
                                                                                                            --------------
                                                                                                                   979,550

Pharmaceuticals  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            225,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         229,500

Publishing  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                                173,250
             50,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      48,000
             40,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                       38,400
                                                                                                            --------------
                                                                                                                   259,650

Railroads  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007
                       (Mexico)                                                                                     27,900
            155,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                              93,000
                                                                                                            --------------
                                                                                                                   120,900

Real Estate  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Bluegreen Corp. company guaranty Ser. B, 10 1/2s, 2008                                         18,800
            120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               120,000
                                                                                                            --------------
                                                                                                                   138,800

Recreation  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              105,000
             75,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                   79,500
            158,700  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                                       168,619
            160,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                               118,400
            100,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                                   106,000
             60,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                    60,000
            216,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                                        216,000
            180,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    167,400
            175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                  125,563
            180,000  Trump A.C. 1st mtge. company guaranty 11 1/4s, 2006                                           154,800
                                                                                                            --------------
                                                                                                                 1,301,282

Restaurants  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           106,000

Retail  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Amazon.com Inc. 144A sr. disc. notes stepped-coupon
                       zero % (10s, 5/1/03), 2008 (STP)                                                            106,000
             50,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                              22,500
            120,000  Guitar Center Management Co. 144A sr. notes 11s, 2006                                         120,000
             40,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                                39,200
            100,000  K mart Corp. deb. 7 3/4s, 2012                                                                 98,000
            200,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    211,000
             45,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    43,088
            160,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                                 150,400
             20,000  Service Merchandise Co., Inc. sr. sub. deb. 9s, 2004                                           12,000
            100,000  United Stationer 144A sr. sub. notes 8 3/8s, 2008                                              96,000
            100,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                      96,000
                                                                                                            --------------
                                                                                                                   994,188

Satellite Services  (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                       (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                                     61,200
            110,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          107,525
            730,000  ICG Services, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (9 7/8s, 5/1/03), 2008 (STP)                                                         386,900
             75,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s,
                       2005                                                                                         65,250
             25,000  Iridium LLC company guaranty Ser. A, 13s, 2005                                                 22,000
             60,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                                45,600
             90,000  TCI Satellite Entertainment Inc. sr. sub. notes 10 7/8s, 2007                                  84,600
             90,000  TCI Satellite Entertainment, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/4s, 2/1/02), 2007 (STP)                                                  54,000
                                                                                                            --------------
                                                                                                                   827,075

School Buses  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            335,000  MCII Holdings sec. notes stepped-coupon zero %
                       (12s, 11/15/98), 2002 (STP)                                                                 284,750

Shipping  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         31,600
             90,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                        93,375
                                                                                                            --------------
                                                                                                                   124,975

Specialty Consumer Products  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                                          94,000
             80,000  Eye Care Centers of America 144A sr. sub. notes
                       9 1/8s, 2008                                                                                 76,400
                                                                                                            --------------
                                                                                                                   170,400

Steel  (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                                            17,100

Telecommunications  (5.0%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                                9,500
            300,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                               135,000
             70,000  Caprock Communications Corp. 144A sr. notes 12s, 2008                                          66,500
             50,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                     41,500
             40,000  Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                                                24,000
            285,000  Covad Communications Group 144A sr. disc. notes
                       stepped-coupon zero % (13 1/2s, 3/15/03), 2008 (STP)                                        125,400
            230,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  125,350
             60,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                             58,200
            190,000  Focal Communications Corp. 144A sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 2/15/03), 2008 (STP)                                         95,000
            450,000  Global Crossing Holdings 144A sr. notes 9 5/8s, 2008                                          427,500
             50,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                          23,000
            496,000  GST USA, Inc. company guaranty stepped-coupon
                       zero % (13 7/8s, 12/15/00), 2005 (STP)                                                      357,120
             80,000  Hermes Europe Railtel sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                                82,400
            140,000  Hyperion Telecommunications Corp. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               133,000
             60,000  Hyperion Telecommunications Corp. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     40,200
            140,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP)                                                              107,800
            215,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s,
                       2007                                                                                        206,400
            230,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8.6s, 2008                                                                                  217,350
            250,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                        172,500
            375,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/01/01), 2006 (STP)                                               303,750
            120,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              109,200
            200,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       112,000
            235,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (11 7/8s, 10/15/02), 2007 (STP)                                                      125,725
             55,000  MetroNet Communications Corp. sr. disc. notes stepped-
                       coupon zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                                        31,075
             65,000  Microcell Telecommunications sr. disc. notes stepped-
                       coupon Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                    43,550
             40,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                                33,600
             20,000  Netia Holdings B.V. 144A company guaranty stepped-
                       coupon zero % (11 1/4s, 11/1/02), 2007 (Poland) (STP)                                        11,000
            120,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         115,200
            250,000  Primus Telecom Group sr. notes 11 3/4s, 2004                                                  242,500
            135,000  Qwest Communications International, Inc. sr. disc. notes
                        stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         98,550
             60,000  Telecom Tech, Inc. 144A sr. sub. notes 9 3/4s, 2008                                            54,600
            205,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               196,288
             85,000  Versatel Telecom sr. notes 13 1/4s, 2008                                                       83,300
             45,000  Vialog Corp. company guaranty 12 3/4s, 2001                                                    40,500
            250,000  WinStar Communications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           160,000
            100,000  WinStar Communications, Inc. sr. sub. notes 15s, 2007                                         110,000
             80,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                                         77,600
                                                                                                            --------------
                                                                                                                 4,396,158

Telephone Services  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     120,900
             40,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                 22,800
             95,000  Colt Telecommunications Group PLC sr. disc. notes
                       stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                       76,475
            155,000  E. Spire Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (12 3/4s, 4/1/01), 2006 (STP)                                                 103,850
             75,000  E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                                          80,250
             65,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                       58,500
            130,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               120,900
             95,000  Globo Communicadoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                                57,950
            250,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                       (15s, 5/1/02), 2007 (United Kingdom) (STP)                                                   18,750
             68,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                         74,800
             30,000  Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                             26,850
             40,000  MJD Communications Inc. 144A FRN 10s, 2008                                                     39,300
             30,000  MJD Communications, Inc. 144A sr. sub. notes 9 1/2s, 2008                                      29,700
            170,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         166,600
             80,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                 76,800
            260,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             145,600
             95,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       104,500
             60,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                         50,400
             90,000  RSL Communications, Ltd. company guaranty, stepped-
                       coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                                  48,600
             45,000  Transtel S.A. 144A pass-through certificates 12 1/2s, 2007
                       (Colombia)                                                                                   26,100
             60,000  US  Xchange LLC 144A sr. notes 15s, 2008                                                       60,900
                                                                                                            --------------
                                                                                                                 1,510,525

Textiles  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            135,000  Day International Group, Inc. company guaranty 9 1/2s, 2008                                   122,850
             40,000  Glenoit Corp. company guaranty 11s, 2007                                                       38,000
                                                                                                            --------------
                                                                                                                   160,850

Transportation  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Kitty Hawk, Inc. sr. notes 9.95s, 2004                                                        140,000

Wireless Communications  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                 88,200
            100,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (Ecuador)                                        60,000
             60,000  CTI Holdings S.A. 144A sr. notes stepped-coupon zero %,
                       (11 1/2s, 4/15/03), 2008 (STP)                                                               24,000
            160,000  Dobson Wireline Co. 144A sr. notes 12 1/4s, 2008                                              153,600
             75,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                                        69,000
             90,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                          92,700
             55,000  Telesystem International Wireless, Inc. sr. disc. notes stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02),
                       2007 (STP)                                                                                   26,400
                                                                                                            --------------
                                                                                                                   513,900
                                                                                                            --------------
                     Total Corporate Bonds and Notes  (cost $41,394,595)                                    $   38,128,143

CONVERTIBLE BONDS AND NOTES  (28.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          $ 170,000  Omnicom Group, Inc. cv. sub. deb. 2 1/4s, 2013                                         $      207,400

Aerospace and Defense  (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Diagnostic Retrieval Systems, Inc. cv. sr. sub. deb. 9s, 2003                                 344,100
            450,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                   447,750
                                                                                                            --------------
                                                                                                                   791,850

Airlines  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Atlantic Coast Airlines 144A cv. sub. notes 7s, 2004                                          467,469
            458,000  World Airways, Inc. 144A cv. sub. deb. 8s, 2004                                               229,000
                                                                                                            --------------
                                                                                                                   696,469

Automotive  (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Magna International cv. sub. deb. 5s, 2002                                                    425,156
            380,000  Tower Automotive Inc. cv. sub. notes 5s, 2004                                                 374,775
                                                                                                            --------------
                                                                                                                   799,931

Broadcasting  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            560,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                         451,500
            210,000  Scandinavian Broadcasting System S.A. 144A cv. sub.
                       notes 7s, 2004 (Luxembourg)                                                                 217,350
                                                                                                            --------------
                                                                                                                   668,850

Business Equipment and Services  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                                           535,500
            165,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                147,263
            125,000  Personnel Group of America cv. sub. notes 5 3/4s, 2004                                        116,563
            268,000  Staples, Inc. 144A cv. sub. deb. 4 1/2s, 2000                                                 514,895
            235,000  World Color Press Inc. cv. sub. notes 6s, 2007                                                227,950
                                                                                                            --------------
                                                                                                                 1,542,171

Computer Equipment  (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            149,000  EMC Corp. cv. sub. notes 3 1/4s, 2002                                                         308,989
            470,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                                353,088
            120,000  Intevac, Inc. cv. sub. notes 6 1/2s, 2004                                                      90,150
            460,000  Synoptics Communications Inc. 144A cv. sub. deb.
                       5 1/4s, 2003                                                                                457,700
          1,945,000  Western Digital Corp. 144A cv. sub. deb. zero %, 2018                                         410,881
                                                                                                            --------------
                                                                                                                 1,620,808

Computer Services and Software  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  America Online, Inc. 144A cv. sub. notes 4s, 2002                                             299,838
            500,000  Network Associates, Inc. 144A cv. sub. deb. zero %, 2018                                      181,250
            573,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                      363,139
                                                                                                            --------------
                                                                                                                   844,227

Computers  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            435,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                                      431,194

Conglomerates  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            417,000  Hexcel Corp. cv. sub. notes 7s, 2003                                                          388,331
            250,000  Thermo Electron Corp. 144A cv. sub. notes 4 1/4s, 2003                                        216,250
                                                                                                            --------------
                                                                                                                   604,581

Consumer Durable Goods  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,380,000  Sunbeam Corp. 144A cv. sr. sub. notes zero %, 2018                                            244,950

Consumer Services  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            540,000  Fine Host Corp. 144A cv. sub. notes 5s, 2004                                                  429,300

Electronics and Electrical Equipment  (4.3%)
--------------------------------------------------------------------------------------------------------------------------
            388,000  Dovatron International cv. sub. notes 6s, 2002                                                371,995
            605,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                            405,350
            120,000  Lernout & Hauspie Speech Products N.V. 144A cv. sub.
                       notes 8s, 2001 (Belgium)                                                                    357,600
            494,000  Motorola, Inc. cv. Liquid Yield Option Notes
                       (LYON) zero %, 2013                                                                         351,975
            580,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                        423,400
            215,000  Photronics, Inc. cv. sub. notes 6s, 2004                                                      194,038
            250,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                                     160,000
            250,000  S3, Inc. cv. sub. notes 5 3/4s, 2003                                                          173,125
            365,000  SCI Systems, Inc. cv. sub. notes 5s, 2006                                                     397,850
            120,000  Solectron Corp. 144A cv. sub. notes 6s, 2006                                                  163,500
            395,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                                    354,513
            450,000  Thermo Quest Corp. cv. company guaranty 5s, 2000                                              420,750
                                                                                                            --------------
                                                                                                                 3,774,096

Environmental Control  (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Thermo Ecotek Corp. 144A cv. bonds 4 7/8s, 2004                                               245,000
            300,000  U.S.A. United Waste Systems, Inc. cv. sub. notes
                       4 1/2s, 2001                                                                                454,500
            460,000  U.S. Filter Corp. cv. sub. notes 4 1/2s, 2001                                                 414,575
            440,000  Waste Management Inc. cv. sub. notes 4s, 2002                                                 510,400
                                                                                                            --------------
                                                                                                                 1,624,475

Health Care Services  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  227,188
             80,000  Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                                      77,400
            150,000  Renal Treatment Centers, Inc. 144A cv. sub. notes
                       5 5/8s, 2006                                                                                145,125
                                                                                                            --------------
                                                                                                                   449,713

Insurance and Finance  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003                                                                                124,200
            125,000  APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                       (United Kingdom)                                                                             72,500
            470,000  Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                               680,913
            600,000  Mutual Risk Management 144A cv. sub. deb. zero %, 2015                                        394,500
                                                                                                            --------------
                                                                                                                 1,272,113

Medical Supplies and Devices  (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            450,000  Complete Management, Inc. cv. sub. deb. 8s, 2003                                              126,000
            350,000  Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s, 2000
                       (In default) (NON)                                                                            3,500
            415,000  Thermo Cardiosystems, Inc. 144A cv. company guaranty
                       4 3/4s, 2004                                                                                391,656
            300,000  Thermo Instrument Systems, Inc. cv. company guaranty
                       Ser. RG, 4s, 2005                                                                           229,500
                                                                                                            --------------
                                                                                                                   750,656

Metals and Mining  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                        419,100

Oil and Gas  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                             249,150
            357,000  Pennzoil Co. cv. deb. 4.95s, 2008                                                             344,505
            252,000  Pennzoil Co. cv. deb. 4 3/4s, 2003                                                            320,119
            380,000  Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                                  305,900
                                                                                                            --------------
                                                                                                                 1,219,674

Pharmaceuticals and Biotechnology  (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            685,000  Alza Corp. cv. sub. notes LYON zero %, 2014                                                   362,194
            204,000  Centocor, Inc. cv. deb. 4 3/4s, 2005                                                          194,055
            385,000  Centocor, Inc. 144A cv. sub. notes 4 3/4s, 2005                                               366,231
            715,000  Pharmaceutical Marketing Services Inc. 144A cv. deb.
                       6 1/4s, 2003                                                                                611,325
            435,000  Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010
                       (Switzerland)                                                                               250,397
            390,000  Sepracor, Inc. 144A cv. sub. deb. 6 1/4s, 2005                                                505,538
                                                                                                            --------------
                                                                                                                 2,289,740

REIT's (Real Estate Investment Trust)  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            305,000  LTC Properties, Inc. cv. sub. deb. 7 3/4s, 2002                                               312,244

Restaurants  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            340,000  CKE Restaurants, Inc. 144A cv. sub. notes 4 1/4s, 2004                                        310,250
            141,000  CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                             123,375
                                                                                                            --------------
                                                                                                                   433,625

Retail  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            340,000  Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                                  579,700
            230,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                             215,338
            111,000  Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                              148,601
            235,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                    283,175
            280,000  Saks Holdings cv. sub. notes 5 1/2s, 2006                                                     266,350
                                                                                                            --------------
                                                                                                                 1,493,164

Satellite Services  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Gilat Satellite Networks Ltd. cv. sub. notes 6 1/2s,
                       2004 (Israel)                                                                               331,650

Semiconductors  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Advanced Micro Devices cv. sub. notes 6s, 2005                                                174,688
            550,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s,
                       2002                                                                                        419,375
            149,000  LAM Research Corp. 144A cv. sub. notes 5s, 2002                                               113,985
            260,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                               235,950
            210,000  Xilinx, Inc. cv. sub. notes 5 1/4s, 2002                                                      189,788
                                                                                                            --------------
                                                                                                                 1,133,786

Telecommunications  (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             62,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                       coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                               80,600
            470,000  Inacom Corp. cv. sub. deb. 4 1/2s, 2004                                                       368,363
            465,000  MIDCOM Communications, Inc. 144A cv. sub. deb.
                       8 1/4s, 2003 (In default) (NON)                                                              60,450
            225,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           292,500
                                                                                                            --------------
                                                                                                                   801,913

Tobacco  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                          212,625
                                                                                                            --------------
                     Total Convertible Bonds and Notes   (cost $27,074,940)                                 $   25,400,305

CONVERTIBLE PREFERRED STOCKS  (16.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Apparel  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              3,750  Ann Taylor Finance Trust $4.25 cv. cum. pfd.                                           $      251,719

Banks  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,880  Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                              312,743

Broadcasting  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                600  Chancellor Media Corp. $3.00 cum. pfd.                                                         45,000
              3,625  Chancellor Media Corp. $3.50 cv. pfd.                                                         373,828
              3,800  Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                                 178,125
             32,400  Triathlon Broadcasting Co. $0.945 cv. pfd.                                                    332,100
                                                                                                            --------------
                                                                                                                   929,053

Cable Television  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             10,470  Mediaone Group, Inc. Ser. D, $2.25 cv. pfd.                                                   889,950

Computer Services  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             13,450  Vanstar Financial Trust Corp. 144A $3.375 cv. cum. pfd.                                       349,700
             12,826  Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                                602,822
                                                                                                            --------------
                                                                                                                   952,522

Conglomerates  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             24,859  Cooper Industries, Inc. $0.81 cv. pfd.                                                        320,060

Consumer Services  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              7,800  Cendant Corp. $0.65 cv. pfd.                                                                  163,800

Electric Utilities  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              7,520  El Paso Energy Capital Trust $2.375 cv. pfd.                                                  319,600

Electrical Equipment  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             10,440  Sensormatic Electronics Corp. 144A $1.625 cv. pfd.                                            169,650

Electronic Components  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              9,000  Lernout & Hauspie Speech Products N.V. 144A
                       $2.375 cv. pfd                                                                              337,500

Entertainment  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              7,930  Metromedia International Group, Inc. $3.625 cv. cum. pfd.                                     202,215

Financial Services  (1.9%)
--------------------------------------------------------------------------------------------------------------------------
              5,743  Devon Financing Trust $3.25 cv. pfd.                                                          297,200
              5,850  Finova Finance Trust $2.75 cv. cum. pfd.                                                      386,831
              6,700  Newell Financial Trust 144A $2.625 cv. cum. pfd.                                              382,738
              4,090  Penncorp Financial Group, Inc. 144A $3.50 cv. cum. pfd.                                        34,765
             10,195  Timet Capital Trust I 144A $3.312 cv. pfd.                                                    305,850
             14,000  Walbro Captial Trust $2.00 cv. pfd.                                                           243,250
                                                                                                            --------------
                                                                                                                 1,650,634

Health Care  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             20,360  MedPartners, Inc. $6.50 cv. pfd.                                                              120,888

Insurance and Finance  (2.5%)
--------------------------------------------------------------------------------------------------------------------------
              8,566  American General Delaware Corp. L.L.C. Ser. A, $3.00
                       cv. cum. pfd.                                                                               702,412
              7,295  American Heritage Life Investment Corp. $4.25 cv. cum. pfd.                                   426,758
             16,300  Lincoln National Corp. 1.85% cv. cum. pfd.                                                    336,188
              4,800  Protective Life Corp. $3.25 cv. cum. pfd.                                                     265,200
              5,300  Suiza Capital Trust 144A $2.25 cv. pfd.                                                       229,225
              4,130  St. Paul Capital LLC $3.00 cv. cum. pfd.                                                      243,670
                                                                                                            --------------
                                                                                                                 2,203,453

Machinery  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              4,625  Case Corp. $4.50 cv. cum. pfd.                                                                308,141

Medical Supplies and Devices  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              2,925  Mckesson Corp. $2.50 cv. pfd.                                                                 307,856
              8,500  Owens & Minor, Inc. 144A $5.375 cv. pfd.                                                      337,875
                                                                                                            --------------
                                                                                                                   645,731

Metals and Mining  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             11,970  Pittston Mineral Corp. 144A $3.125 dep. shs. cv. pfd.                                         263,340

Oil and Gas  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                560  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                               12,320
             10,200  Tosco Financing Trust 144A $2.875 cv. pfd.                                                    470,475
             12,390  Unocal Capital Trust $3.125 cv. cum. pfd.                                                     614,854
                 54  XCL Ltd $8.075 cv. pfd.                                                                         5,427
                                                                                                            --------------
                                                                                                                 1,103,076

Packaging and Containers  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              7,540  Owens-Illinois, Inc. $2.375 cv. pfd.                                                          298,773

Paper and Forest Products  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              8,234  International Paper Co. $2.625 cv. pfd.                                                       374,647

Railroads  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              9,636  Union Pacific 144A $3.125 cv. cum. pfd.                                                       427,598

REIT's (Real Estate Investment Trust)  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             16,640  Equity Residential Property Ser. E, $1.75 cv. pfd.                                            396,240

Restaurants  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             10,620  Wendy's Financing Ser. A, $2.50 cv. pfd.                                                      531,000

Retail  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              9,160  K mart Financing I $3.875 cum. cv. pfd.                                                       480,328

Telecommunications  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              5,723  Airtouch Communications Ser. C, $2.13 cv. cum. pfd.                                           454,979

Tobacco  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              8,900  DIMON, Inc. 8.50% cv. pfd.                                                                     93,450

Transportation  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                                       302,250
              6,000  Hvide Capital Trust 144A $3.25 cv. pfd.                                                       180,000
                                                                                                            --------------
                                                                                                                   482,250

Utilities  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              4,530  Calenergy Capital Trust 144A $3.75 cv. cum. pfd.                                              223,103
                                                                                                            --------------
                     Total Convertible Preferred Stocks   (cost $17,640,991)                                $   14,906,443

PREFERRED STOCKS  (4.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE

--------------------------------------------------------------------------------------------------------------------------
                267  21st Century Telecom Group 144A $13.75 cum. pfd. (PIK)                                 $      226,950
              2,419  AmeriKing, Inc. $3.25 pfd. (PIK)                                                               60,475
                676  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                               75,036
              2,970  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                                  147,015
              1,135  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         119,743
                 50  Concentric Network Corp. 144A $13.50 pfd. (PIK)                                                45,000
                  1  CSC Holdings, Inc. Ser. H, $11.75 cum. pfd. (PIK)                                                 115
              2,909  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            322,899
              3,755  Diva Systems Corp. Ser. C, $6.00 pfd.                                                          41,305
                 94  Dobson Communications 144A 12.25% pfd. (PIK)                                                   95,880
                 43  E. Spire Communications, Inc. $12.75 pfd.  (PIK)                                               38,700
                 32  Echostar Communications, Inc. 12.125% pfd.                                                     32,000
                 43  Hyperion Telecommunications Ser. B, 12.875% pfd. (PIK)                                         38,700
                151  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                            174,405
                190  IXC Communications, Inc. Ser. B, 12.50% cum. pfd. (PIK)                                       200,450
              2,247  Lady Luck Gaming Corp. $11.25 pfd.                                                             96,621
                821  Nebco Evans Holding Co. 144A $11.25 pfd.                                                       57,470
                565  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                    598,900
              3,000  Nextlink Communications, Inc. 144A $7.00 pfd.                                                 153,000
                 17  Paxson Communications Corp. 144A $13.25 pfd. (PIK)                                            161,500
              3,362  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                                             393,354
                153  Spanish Broadcasting Systems 14.25% cum. pfd.                                                 163,710
             22,261  Trikon Technologies, Inc. Ser. H, $8.125 pfd. (PIK)                                            89,044
                228  Trikon Technologies, Inc. Ser. I, $8.125 pfd.                                                  49,020
                950  Von Hoffman Corp. 144A $13.50 pfd.                                                             29,450
                150  WinStar Communications, Inc. Ser. C, 14.25% cum. pfd.                                         156,000
                                                                                                            --------------
                     Total Preferred Stocks   (cost $3,810,496)                                             $    3,566,742

UNITS  (3.0%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (In Default) (Australia) (STP)  (NON)                       $        4,356
                 80  Bestel S.A.de C.V. units, stepped-coupon zero %
                       (12 3/4s,5/15/03), 2005 (STP)                                                                51,200
                 70  Birch Telecom, Inc. 144A units 14s, 2008                                                       61,600
                 50  Celcaribe S.A. 144A units 13 1/2s, 2004 (Columbia)                                          1,000,000
                293  Diva Systems Corp. 144A units stepped-coupon zero %
                       (12 5/8s, 3/1/03), 2008 (STP)                                                                96,690
                320  Firstworld Communication units stepped-coupon zero %,
                       (13s, 4/15/03), 2008 (STP)                                                                  108,800
                120  ICO Global Communications (Holdings) Ltd. units 15s,
                       2005                                                                                        106,800
                210  Long Distance International, Inc. 144A units 12 1/4s, 2008                                    201,600
                 85  Mediq 144A units, stepped-coupon zero % (13s, 6/1/03),
                       2009 (STP)                                                                                   42,500
                 45  Onepoint Communications, Inc. units 14 1/2s, 2008                                              36,000
                150  Pathnet, Inc. 144A units 12 1/4s, 2008                                                        135,000
                210  Rhythms Netcon 144A units stepped-coupon zero %
                       (13 1/2s, 5/15/03), 2008 (STP)                                                               86,100
                 80  Startec Global Communications Corp. units 12s, 2008                                            72,000
                 40  Telehub Communications Corp. units stepped-coupon
                       zero %, (13 7/8s, 7/31/02), 2005 (STP)                                                       22,800
                130  Transamerica Refinance, Inc. 144A units 16s, 2003                                             110,500
                190  Viatel, Inc. 144A units 11 1/4s, 2008                                                         188,100
                600  XCL Ltd. 144A units cum. pfd. 9.50%, 2006                                                      60,300
                200  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   216,000
                                                                                                            --------------
                     Total Units  (cost $2,546,962)                                                         $    2,600,346

COMMON STOCKS  (1.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              6,698  Ahmanson (H. F.) & Company                                                             $      357,087
                 50  AmeriKing, Inc. (NON)                                                                           2,500
              4,800  CellNet Data Systems, Inc. (NON)                                                               26,400
              1,213  Hedstrom Holdings, Inc. 144A                                                                    1,516
                 58  Mothers Work, Inc. (NON)                                                                          428
              1,664  NEXTEL Communications, Inc. Class A (NON)                                                      30,056
                 55  Paging Do Brazil Holdings Co., LLC 144A Class B (NON)                                               1
             22,025  PSF Holdings LLC                                                                              385,878
                537  RSL Communications, Ltd. Class A (NON)                                                         12,284
                287  Sensormatic Electronics Corp.                                                                   2,185
             12,987  Stone Container Corp.                                                                         135,607
            176,643  Trikon Technologies, Inc. (NON)                                                                27,600
                                                                                                            --------------
                     Total Common Stocks   (cost $1,634,465)                                                $      981,542

WARRANTS  (0.5%) (a) (NON)                                                                    EXPIRATION
NUMBER OF WARRANTS                                                                               DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  21st Century Telecom Group 144A                                            2/15/10     $       13,750
                220  Allegiance Telecom, Inc.                                                   2/3/08               3,520
                690  Cellnet Data Systems, Inc.                                                 9/15/07             27,600
                 80  Club Regina, Inc. 144A                                                     12/1/04              1,600
                 95  Colt Telecommunications Group PLC                                          12/31/06            28,500
                 30  Concentric Network Corp.                                                   12/15/07             2,100
              1,350  Consorcio Ecuatoriano 144A  (Ecuador)                                      10/1/00                506
                285  Covad Communications Group 144A                                            3/15/08             11,400
                185  Diva Systems Corp.                                                         5/15/06             51,800
              2,000  DTI Holdings Inc.                                                          3/1/08               4,000
                 70  Epic Resorts                                                               6/15/05                  1
                 90  Esat Holdings, Inc.  (Ireland)                                             9/9/99               3,173
              1,378  Fitzgeralds Gaming Co.                                                     12/19/98                14
                250  Hyperion Telecommunications 144A                                           4/15/01             22,500
              6,534  Intelcom Group 144A                                                        10/15/05           176,418
                200  Interact Systems, Inc.                                                     8/1/03                   2
                 85  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  9
                175  Iridium World Com 144A                                                     7/15/05             19,250
                200  KMC Telecom Holdings, Inc.                                                 4/15/08              3,200
                235  Knology Holdings, Inc. 144A                                                10/15/07               353
                650  McCaw International Ltd.                                                   4/5/07               2,600
                285  MGC Communications, Inc. 144A                                              10/1/04             15,675
                 90  Orbital Imaging Corp. 144A                                                 3/1/05               3,600
                100  Spanish Broadcasting Systems 144A                                          6/30/99             20,500
                 75  Sterling Chemicals Holdings                                                8/15/08              1,800
                435  UIH  Australia/Pacific, Inc. 144A                                          5/15/06              2,175
                 85  Versatel 144A                                                              5/15/08                850
                 45  Vialog Corp.                                                               11/15/01             1,575
                                                                                                            --------------
                     Total Warrants   (cost $186,703)                                                       $      418,471

FOREIGN GOVERNMENT BONDS AND NOTES  (0.2%) (a) (cost $187,489)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
          $ 190,000  Korea (Republic of) unsub. 8 7/8s, 2008                                                $      133,238

SHORT-TERM INVESTMENTS  (0.9%) (a) (cost $754,121)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
          $ 754,000  Interest in $750,000,000 joint repurchase agreement dated August 31, 1998 with Goldman, Sachs & Co.
                       due September 1, 1998 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $754,121 for an effective yield of 5.78%                                             $      754,121
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $95,230,762) (b)                                              $   86,889,351
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $88,097,465.

  (b) The aggregate identified cost on a tax basis is $95,361,870, resulting in gross unrealized appreciation and depreciation of $5,032,992 and $13,505,511, respectively, or net unrealized depreciation of $8,472,519.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at August 31, 1998, which are subject to change based on terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $95,230,762) (Note 1)                                              $86,889,351
-----------------------------------------------------------------------------------------------
Cash                                                                                    600,982
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,278,902
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        1,065,545
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                               13,266
-----------------------------------------------------------------------------------------------
Total assets                                                                         89,848,046

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   573,605
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        772,715
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            344,926
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               15,985
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             1,941
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,286
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   38,123
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,750,581
-----------------------------------------------------------------------------------------------
Net assets                                                                          $88,097,465

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                            $92,057,647
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (163,299)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                 4,544,528
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (8,341,411)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $88,097,465

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($88,097,465 divided by 3,704,000 shares)                      $23.78
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended August 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income                                                                    $  3,837,932
-----------------------------------------------------------------------------------------------
Dividends                                                                               706,155
-----------------------------------------------------------------------------------------------
Total investment income                                                               4,544,087

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        700,087
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           94,648
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,469
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            3,663
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   7,977
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 19,857
-----------------------------------------------------------------------------------------------
Legal                                                                                    58,097
-----------------------------------------------------------------------------------------------
Postage                                                                                   2,754
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    13,475
-----------------------------------------------------------------------------------------------
Other                                                                                     2,050
-----------------------------------------------------------------------------------------------
Total expenses                                                                          908,152
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (12,259)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            895,893
-----------------------------------------------------------------------------------------------
Net investment income                                                                 3,648,194
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      2,224,824
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (16,442,721)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (14,217,897)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(10,569,703)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                     Six months    For the year
                                                                                          ended           ended
                                                                                      August 31     February 28
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  3,648,194    $  6,505,941
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      2,224,824       5,915,359
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                      (16,442,721)      3,296,810
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     (10,569,703)     15,718,110
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (3,444,585)     (6,530,769)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                        --      (4,866,110)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (14,014,288)      4,321,231

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 102,111,753      97,790,522
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $163,299 and
$366,908, respectively)                                                            $ 88,097,465    $102,111,753

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at the beginning and end of period                                 3,704,000       3,704,000
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                        August 31                 Year ended           June 29, 1995+
operating performance                                           (Unaudited)                February 28         to February 29
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $27.57           $26.40           $26.43           $24.85(c)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .98             1.76             1.77             1.17
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                  (3.84)            2.49             1.54             1.63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                (2.86)            4.25             3.31             2.80
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.93)           (1.77)           (1.83)           (1.15)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --            (1.31)           (1.34)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                   --               --             (.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.93)           (3.08)           (3.34)           (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $23.78           $27.57           $26.40           $26.43
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                                      $22.875          $27.312          $24.375          $22.625
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                                              (13.12)*          26.03            23.54            (4.53)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $88,097         $102,112          $97,791          $97,881
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .89*            1.71             1.72             1.14*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.59*            6.45             6.66             4.56*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               33.42*           60.69            70.33            38.92*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by $0.03 to reflect actual cost incurred.




Notes to financial statements
August 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long-term corporate bonds and notes, preferred stocks and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $36,134. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.10% of average net assets.

The fund compensates Putnam Management for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended August 31, 1998, fund expenses were reduced by $12,259 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $550 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended August 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $32,996,790 and $33,900,442, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Jeffrey J. Kobylarz
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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